CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 1,383,317	$ 212,003	¥ 1,985,413
Restricted cash	2,102,426	322,211	1,786,832
Accounts and notes receivables, net of allowance of RMB86,152 and RMB249,484 (US$38,235) as of December 31, 2019 and 2020, respectively	983,601	150,743	1,228,995
Inventories	44,133	6,764	106,483
Prepayments and other current assets	3,304,670	506,460	2,728,812
Short-term investments	268,647	41,172	1,057,598
Lease rental receivables	497,127	76,188	483,363
Assets held for sale	509,395	78,068	64,195
Amounts due from related parties	274,395	42,053	246,758
Total current assets	9,367,711	1,435,662	9,688,449
Non-current assets:
Property and equipment, net	4,079,235	625,170	2,924,404
Intangible assets, net	12,198	1,869	20,408
Goodwill	295,758	45,327	289,318
Long-term investments	221,426	33,935	230,855
Non-current deposits	129,645	19,869	118,629
Other non-current assets	543,949	83,364	346,645
Operating lease right-of-use assets	3,863,375	592,088	4,209,015
Lease rental receivables	647,678	99,261	993,260
Assets held for sale			496,173
Restricted cash	709,848	108,789	175,700
Total non-current assets	10,503,112	1,609,672	9,804,407
Total assets	19,870,823	3,045,334	19,492,856
Current liabilities (including current liabilities of the consolidated VIEs without recourse to the primary beneficiary of RMB5,967,835 and RMB6,959,968 (US$1,066,664) as of December 31, 2019 and 2020, respectively):
Short-term bank loans	3,082,537	472,419	2,510,500
Securitization debt	95,149	14,582	104,899
Accounts and notes payable	4,144,948	635,241	3,391,383
Accrued expenses and other liabilities	2,507,917	384,355	2,006,049
Customer advances and deposits and deferred revenue	1,526,051	233,878	1,488,630
Operating lease liabilities	1,032,461	158,232	975,475
Financing lease liabilities	1,581	242	1,363
Liabilities held for sale	193,432	29,645	74,242
Amounts due to related parties	35,623	5,459	9,769
Income tax payable	14,550	2,230	7,358
Total current liabilities	12,634,249	1,936,283	10,569,668
Non-current liabilities (including non-current liabilities of the consolidated VIEs without recourse to the primary beneficiary of RMB1,967,870 and RMB1,786,202 (US$273,746) as of December 31, 2019 and 2020, respectively):
Convertible senior notes held by related parties	1,617,846	247,946	680,104
Convertible senior notes held by third parties	642,121	98,409	680,104
Operating lease liabilities	2,995,173	459,030	3,388,908
Financing lease liabilities	2,698	413	2,072
Long-term bank loans pledged by deposits	78,548	12,038	0
Deferred tax liabilities			828
Liabilities held for sale			118,704
Other non-current liabilities	175,584	26,907	137,184
Total non-current liabilities	5,511,970	844,743	5,007,904
Total liabilities	18,146,219	2,781,026	15,577,572
Commitments and contingencies
Shareholders' equity:
Treasury shares	(211,352)	(32,391)
Statutory reserves	8,038	1,232	7,865
Additional paid in capital	19,487,232	2,986,549	19,353,400
Accumulated deficit	(17,710,964)	(2,714,324)	(15,629,537)
Accumulated other comprehensive income	151,677	23,246	163,196
BEST Inc. shareholders' equity	1,750,619	268,295	3,920,912
Non-controlling interests	(26,015)	(3,987)	(5,628)
Total shareholders' equity	1,724,604	264,308	3,915,284
Total liabilities and shareholders' equity	19,870,823	3,045,334	19,492,856
Class A ordinary shares
Shareholders' equity:
Ordinary shares	16,532	2,534	16,532
Class B ordinary shares
Shareholders' equity:
Ordinary shares	6,178	947	6,178
Class C ordinary shares
Shareholders' equity:
Ordinary shares	¥ 3,278	$ 502	¥ 3,278